Convertible Redeemable Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2025
ColdQuanta, Inc. dba Infleqtion [Member]
Preferred Stock [Line Items]
Schedule of Company's convertible redeemable preferred stock
The Company’s convertible redeemable preferred stock consists of the following (in thousands, except share data):

As of December 31, 2025
Convertible Redeemable Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Amount	Aggregate Liquidation Preference
Series Seed	24,871,033	24,871,033	$6,526	$6,750
Series Seed II	27,499,984	27,499,984	10,411	10,450
Series A	101,515,976	101,515,976	36,658	36,830
Series B	113,956,319	113,956,319	112,145	115,962
Series B-1	32,419,574	32,419,574	32,990	20,813
Series C	60,777,953	60,399,952	71,733	74,534
Series C-1	22,869,771	22,869,771	26,351	23,988

Total Convertible Redeemable Preferred Stock	383,910,610	383,532,609	$296,814	$289,327

As of December 31, 2024
Convertible Redeemable Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Amount	Aggregate Liquidation Preference
Series Seed	24,871,033	24,871,033	$6,526	$6,750
Series Seed II	27,499,984	27,499,984	10,411	10,450
Series A	101,515,976	101,515,976	36,658	36,830
Series B	113,956,319	113,956,319	112,145	115,962
Series B-1	32,419,574	32,419,574	32,990	20,813
Series C	60,777,953	20,508,938	22,503	25,308
Series C-1	22,869,771	22,869,771	26,351	23,988

Total Convertible Redeemable Preferred Stock	383,910,610	343,641,595	$247,584	$240,101